Transition to IFRS	12 Months Ended
Dec. 31, 2022
Transition to IFRS [Abstract]
TRANSITION TO IFRS
NOTE 23:-	Transition to IFRS

These financial statements for the year ended December 31, 2022 are The Company’s first consolidated financial statements prepared in accordance with IFRS. The date of transition to IFRS is January 1, 2021. For periods up to and including the year ended December 31, 2021, The Company prepared its consolidated financial statements in accordance with U.S. GAAP.

Accordingly, The Company has prepared financial statements that comply with IFRS applicable as of December 31, 2022, together with the comparative period data for the year ended December 31, 2021, as described in the summary of significant accounting policies (Note 2). In preparing the financial statements, The Company’s opening consolidated statement of financial position was prepared as of January 1, 2021, The Company’s date of transition to IFRS. This note explains the principal adjustments made by The Company in representing its U.S. GAAP financial statements, including the statement of financial position as of January 1 and December 31, 2021 and the financial statements for the year ended December 31, 2021, in order to comply with IFRS.

As a first-time adopter of IFRS, The Company applied IFRS 1 First-time Adoption of International Financial Reporting Standards. The Standard contains a number of voluntary and mandatory exemptions from the requirement to retrospectively apply IFRS, which The Company has applied as of January 1, 2021.

The Company has applied the mandatory exceptions and certain optional exemptions as set out below:

Business combinations —

a)	With respect to the business combination of all subsidiaries acquired during the years ended December 31 2020 and 2021, which were consolidated as subsidiaries under the U.S. GAAP in the Company’s consolidated statements of financial position before the date of the transition to IFRS, the Company elected not to apply IFRS 3 Business Combinations retrospectively. As a result, assets recognized, and liabilities assumed in past business combinations under U.S. GAAP have remained unchanged at the date of transition.

Reconciliation of statements of financial position as of January 1, 2021 (date of transition to IFRS) and December 31, 2021:

		As of January 1, 2021
	U.S. GAAP	Other GAAP Adjustments and reclassifications	IFRS
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$88,127	$-	$88,127
Short-term deposits	289	-	289
Trade receivables, net	91,986	-	91,986
Unbilled receivables and contract assets	19,073	-	19,073
Other accounts receivable and prepaid expenses	11,751	-	11,751
Total current assets	211,226	-	211,226

LONG-TERM ASSETS:
Severance pay fund	4,673	(4,673)	-
Deferred taxes	6,397	(162)	6,235
Right-of-use assets	24,509	(1,146)	23,363
Other accounts receivable	5,507	-	5,507
Property, plants and equipment, net	5,988	-	5,988
Intangible assets, net	53,404	-	53,404
Goodwill	135,682	-	135,682
Total long-term assets	236,160	(5,981)	230,179

Total assets	$447,386	$(5,981)	$441,405
LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Short term debt	$11,529	$69	$11,598
Trade payables	14,250	-	14,250
Accrued expenses and other accounts payable	41,846	(69)	41,777
Current maturities of operating lease liabilities	3,413	379	3,792
Liabilities in respect of business combinations	4,998	-	4,998
Redeemable non-controlling interests	-	14,611	14,611
Deferred revenue and customer advances	8,793	-	8,793
Total current liabilities	84,829	14,990	99,819

LONG-TERM LIABILITIES:
Long-term debt	13,352	-	13,352
Long-term operating lease liabilities	21,109	121	21,230
Liability in respect of business combinations	10,926	-	10,926
Deferred taxes	17,639	(155)	17,484
Redeemable non-controlling interests	-	9,315	9,315
Accrued severance pay, net	5,545	(4,673)	872
Total long-term liabilities	68,571	(4,608)	73,179

REDEEMABLE NON-CONTROLLING INTEREST	24,980	(24,980)	-

EQUITY
Share capital	1,164	-	1,164
Additional paid-in capital	211,713	(23,298)	188,415
Accumulated other comprehensive loss	7,835	(398)	7,437
Accumulated earnings	39,720	22,953	62,673
Total equity attributable to company shareholders’	260,432	(743)	259,689
Non-controlling interests	8,574	143	8,718
Total equity	269,006	(600)	268,407
Total liabilities, redeemable non-controlling interest and equity	$447,386	$(5,981)	$441,405

		As of December 31, 2021
	U.S. GAAP	Other GAAP Adjustments and reclassifications	IFRS
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$88,090	$-	$88,090
Short-term deposits	5,586	-	5,586
Trade receivables, net	116,975	-	116,975
Unbilled receivables and contract assets	25,096	-	25,096
Other accounts receivable and prepaid expenses	11,032	(5)	11,027
Total current assets	246,779	(5)	246,774

LONG-TERM ASSETS:
Severance pay fund	3,646	(3,646)	-
Deferred taxes	8,091	(98)	7,993
Right-of-use assets	24,299	(1,019)	23,280
Other accounts receivable	5,165	-	5,165
Property, plants and equipment, net	5,872	-	5,872
Intangible assets, net	51,390	-	51,390
Goodwill	146,803	-	146,803
Total long-term assets	245,266	(4,763)	240,503

Total assets	$492,045	$(4,768)	$487,277
LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Short term debt	$17,032	$76	$17,108
Trade payables	24,711	-	24,711
Accrued expenses and other accounts payable	45,173	(82)	45,091
Current maturities of operating lease liabilities	3,943	(676)	3,267
Liabilities in respect of business combinations	6,635	-	6,635
Redeemable non-controlling interests	-	23,197	23,197
Deferred revenue and customer advances	10,771	-	10,771
Total current liabilities	108,265	22,515	130,780

LONG-TERM LIABILITIES:
Long-term debt	20,155	-	20,155
Long-term operating lease liabilities	20,970	937	21,907
Liability in respect of business combinations	13,892	-	13,892
Deferred taxes	18,112	(167)	17,945
Redeemable non-controlling interests	-	6,137	6,137
Accrued severance pay, net	4,551	(3,646)	905
Total long-term liabilities	77,680	3,261	80,941

REDEEMABLE NON-CONTROLLING INTEREST	30,432	(30,432)	-

EQUITY
Share capital	1,165	-	1,165
Additional paid-in capital	211,543	(27,496)	184,047
Accumulated other comprehensive loss	9,294	(30)	9,264
Accumulated earnings	43,246	27,414	70,660
Total equity attributable to company shareholders’	265,248	(112)	265,136
Non-controlling interests	10,420	-	10,420
Total equity	275,668	(112)	275,556
Total liabilities, redeemable non-controlling interest and equity	$492,045	$(4,768)	$487,277

Reconciliation of the consolidated statement of profit or loss for the year ended December 31, 2021:

		Year ended December 31, 2021
	U.S. GAAP	GAAP Adjustments and reclassifications	IFRS
Revenues
Software services	$30,934	$-	$30,934
Maintenance and technical support	36,149	-	36,149
Consulting services	413,242	-	413,242

Total revenues	480,325	-	480,325

Cost of revenues:
Software services	12,182	-	12,182
Maintenance and technical support	4,144	-	4,144
Consulting services	331,005	-	331,005

Total cost of revenues	347,331	-	347,331

Gross profit	132,994	-	132,994

Research and development expenses, net	8,995	-	8,995
Selling, marketing expenses	38,147	-	38,147
General and administrative expenses	32,110	(888)	31,222
Change in valuation of contingent consideration related to acquisitions	2,507	-	2,507

Operating income	51,235	888	52,123

Financial expenses	(3,268)	(534)	(3,802)
Financial income	113	-	113
Increase in valuation of consideration related to acquisitions	(2,817)	-	(2,817)

Income before taxes on income	45,263	354	45,617
Taxes on income	10,359	(81)	10,278

Net income	34,904	435	35,339

Attributable to:
Redeemable non-controlling interests	3,517	(3,517)	-
Non-controlling interests	2,055	3,517	5,572
Equity holders of the Company	$29,332	$435	$29,767

Net earnings per share attributable to company Shareholders

Basic and diluted earnings per share	$0.52	$0.09	$0.61

Notes to the adjustments and reclassifications made in order to comply with IFRS:

1.	Deferred taxes

Under the U.S. GAAP, the Company has recognized deferred tax assets and liabilities in respect of right of use assets and lease liabilities. Adjustment to deferred taxes were recognized to conform with the transition to IFRS, as the book basis of such right of use assets and lease liabilities differs between U.S. GAAP and IFRS.

2.	Post-employment benefits

In accordance with U.S. GAAP, The Company’s liability for severance pay with respect to its Israeli employees (for the period for which the employees were not included under section 14 of the Severance Pay Law) was calculated pursuant to the Severance Pay Law, based on the most recent salary of the employees, multiplied by the number of years of employment as of the reporting date. The Company’s plan assets, which cover part of this obligation, were presented as an asset on the Company’s consolidated statements of financial position, based on its cash-surrendered value. In accordance with IFRS, the liability for severance pay is measured using the projected unit credit method and actuarial assumptions (which include rates of employee turnover and future salary increases based on the estimated timing of payment), and is presented based on discounted expected future cash flows. The liability for severance pay shown in the statement of financial position, is net of the fair value of the plan assets. Remeasurements of the net liability are recognized in other comprehensive income in the period in which they occur.

The Company has elected to recognize all cumulative actuarial gains and losses as at the date of transition in retained earnings. The Company is not required to re-compute the unrecognized portion of actuarial gains and losses from the inception of the defined benefit plans. Instead, The Company applies IAS 19 Employee Benefits from the date of transition. Therefore, at the date of transition, The Company recognizes the pension obligations in accordance with IAS 19 Employee Benefits and no unrecognized actuarial gains and losses are presented at the transition date. The Company’s net liability for severance pay as of January 1, 2021 and December 31, 2021, decreased by $4,673 and $3,646, retrospectively, as a result from the different measurement.

3.	Redeemable non-controlling interests

Under U.S. GAAP, redeemable non-controlling interests were classified as mezzanine equity on the consolidated statements and measured at each reporting period at the higher of their redemption amount or the non-controlling interest book value. The profit attributed to the redeemable non-controlling interests was recorded in profit or loss and included in “Net income attributable to redeemable non-controlling interests”. Changes to the redemption amount of the redeemable non-controlling interests were recorded in retained earnings. Such change to the redemption amount of the redeemable non-controlling interests was excluded from the net income attributable to Magic shareholders for the purpose of calculating the earnings per share numerator.

In accordance with IFRS, put option granted to non-controlling interests are classified as financial liability on the consolidated statements of financial position ($ 14,611 and $ 9,315 short-term and long-term, respectively, as of January 1, 2021 and $ 23,197 and $ 6,137 short-term and long-term, respectively, as of December 31, 2021), and measure based on the present value of the consideration to be transferred upon the exercise of the put option.

When the Company grants to non-controlling interests a put option to sell part or all of their interests in a subsidiary, during a certain period, even if such purchase obligation is conditional on the counterparty’s exercise of its contractual right to cause such redemption, if the put option agreement does not transfer to the Company any benefits incidental to ownership of the equity instrument (i.e. the Company does not have a present ownership in the shares concerned) then at the end of each reporting period the non-controlling interests (to which a portion of net profit attributable to non-controlling interests is allocated) are classified as a financial liability, as if such put-able equity instrument was redeemed on that date. The difference between the non-controlling interests carrying amount at the end of the reporting period and the present value of the liability is recognized directly in equity of the Company, under “Additional paid-in capital”, and in contrary to U.S. GAAP, such difference has no effect on the calculation of the earnings per share numerator.

The Company remeasures the financial liability at the end of each reporting period based on the estimated present value of the consideration to be transferred upon the exercise of the put option.

If the option is exercised in subsequent periods, the consideration paid upon exercise is treated as settlement of the liability. If the put option expires, the liability is settled and a portion of the investment in the subsidiary disposed of, without loss of control therein.

4.	Right of use assets and lease liabilities

Under U.S. GAAP, ROU assets and liabilities are recognized on the commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate (“IBR”) based on the information available on the commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. The ROU asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. Moreover, the ROU asset may also include initial direct costs, which are incremental costs of a lease that would not have been incurred if the lease had not been obtained. The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, “Property, Plant, and Equipment - Overall,” to determine whether a right-of-use asset is impaired, and if so, the amount of the impairment loss to recognize. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

In accordance with IFRS, for leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in IFRS 16 and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred less any lease incentives received. The right-of-use asset is measured by applying the cost model and depreciated over the shorter of its useful life or the lease term. The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

5.	Reconciliation between the total equity attributable to Magic’s shareholders as reported under the U.S. GAAP as of January 1, 2021 and December 31, 2021 compared to the amounts reported in accordance with IFRS.

	Share Capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total Equity attributable to Magic’s shareholders
	As of January 1, 2021
As reported in the Company’s consolidated financial statements as of January 1, 2021 in accordance with U.S. GAAP:	$1,164	$211,713	$39,720	$7,835	$260,432
Transition to IFRS:
Measurement adjustments related to leases	-	-	(1,654)	-	(1,654)
Measurement adjustments related to redeemable non-controlling interests	-	(23,298)	24,607	(398)	911
	-	(23,298)	22,953	(398)	(743)

As of January 1, 2021 in accordance with IFRS:	$1,164	$188,415	$62,673	$7,437	$259,689

	As of December 31, 2021
As reported in the Company’s consolidated financial statements as of December 31, 2021 in accordance with U.S. GAAP:	$1,165	$211,543	$43,246	$9,294	$265,248

Transition to IFRS:
Measurement adjustments related to leases	-	-	(1,210)	-	(1,210)
Measurement adjustments related to redeemable non-controlling interests	-	(27,496)	28,624	(30)	1,098
	-	(27,496)	27,414	(30)	(112)

As of December 31, 2021 in accordance with IFRS:	$1,165	$184,047	$70,660	$9,264	$265,136

6.	Certain reclassifications have been made to the consolidated statements of financial position. Such reclassifications affect the presentation of certain items in the consolidated statement of financial position, and have no impact on net income or equity of The Company:

Under the U.S. GAAP, redeemable non-controlling interests were presented as a separate mezzanine equity item on the consolidated statements. In accordance with IFRS, redeemable non-controlling interests are classified as financial liability on the consolidated statements of financial position ($14,611 and $9,315 short-term and long-term, respectively, as of January 1, 2021 and $15,454 and $13,880 short-term and long-term, respectively, as of December 31, 2021)

Finance expenses and income - In accordance with U.S. GAAP, financial income and expense were presented net in the Company’s consolidated statements of profit or loss (although presented separately in a note). Under the IFRS, the Company has separately classified financial income and expense in its consolidated financial statements.

Accrued interest on loans – Under U.S. GAAP, the Company elected to present the accrued interest on loans as part of accrued expenses and other accounts payable in its consolidated statements of financial position. Under IFRS, the Company elected to reclassify the balance to short term debt in its consolidated statements of financial position, mainly in order to comply with parent company reporting requirements.